Derivatives and hedge activities (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Derivatives And Hedge Activities
Change in fair value of hedging instrument recognized in OCI	R$ 3,341
Closing balance	R$ 3,341